Business acquisitions (West Polaris - Summary of Proforma Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Total Revenue	$ 1,600.3	$ 1,741.6	$ 1,342.6
Net income	545.7	488.4	314.6
Net income attributable to Seadrill Partners LLC owners	$ 281.0	257.2	138.2
West Polaris
Business Acquisition [Line Items]
Supplemental pro forma combined entity - Revenues		1,851.3	1,564.1
Supplemental pro forma combined entity - Net Income		535.7	388.9
Supplemental pro forma combined entity - Net Income		$ 284.6	$ 181.3